WEIGHTED AVERAGE NUMBER OF SHARES (Details Narrative) - CNY (¥)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage	23.20%	21.40%	22.70%	26.80%	21.20%	19.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage	17.60%	15.60%	16.30%	21.50%	16.10%	17.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage	14.80%	15.60%	15.20%	13.40%	14.80%	14.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration risk, percentage	13.60%	15.30%	13.90%	13.00%	13.70%	14.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration risk, percentage	10.20%	11.70%	11.20%		11.90%	11.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Six[ Member]
Concentration risk, percentage	10.20%		10.30%		10.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top 10 Customers [Member]
Concentration risk, percentage	99.90%	99.90%	99.60%	99.40%	98.70%	97.50%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Four Suppliers [Member]
Concentration risk, percentage			46.70%	47.00%	47.20%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | One Suppliers [Member]
Concentration risk, percentage						11.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage			35.70%		32.20%	25.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage			17.60%		22.80%	18.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage			11.10%		14.00%	12.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration risk, percentage						11.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration risk, percentage						11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six[ Member]
Concentration risk, percentage						10.20%
Maximum [Member]
Bank deposits	¥ 500,000		¥ 500,000		¥ 500,000